TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Disclosure of trade and other receivables breakdown [text block]
	Thousands of U.S. dollars
	2017	2018
Non-current trade receivables	6,923	6,430
Other non-financial assets (*)	14,754	12,718
Total non-current	21,677	19,148
Current trade receivables	358,311	279,926
Other receivables	13,225	8,439
Prepayments	7,849	18,332
Personnel	9,180	8,957
Total current	388,565	315,654
Total	410,242	334,802

(*) "Other non-financial assets" as of December 31, 2018 primarily comprise tax credits with the Brazilian social security authority (Instituto Nacional do Seguro Social), recorded in Atento Brasil S.A.

Disclosure of provision matrix [text block]
	Thousands of U.S. dollars
	2017	2018

Trade receivables	371,333	288,531
Allowances of trade receivables	(6,099)	(2,175)
Trade receivables, net	365,234	286,356

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]
	Thousands of U.S. dollars
	Less than 90 days	Between 90 and 180 days	Between 180 and 360 days	Over 360 days	Total
12/31/2017	20,268	1,476	1,734	3,406	26,884
12/31/2018	14,704	1,026	2,691	4,330	22,751

Disclosure of credit risk exposure [text block]
	Thousands of U.S. dollars
	2017	2018
Opening balance	(4,279)	(6,099)
Allowance of trade receivables	(3,061)	(1,854)
Reversal	553	824
Write off	-	3,031
Translation differences	688	1,923
Total	(6,099)	(2,175)